FINANCIAL INVESTORS TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

July 19, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust

File No. 811-08194

Preliminary Proxy Statement on Schedule 14A

To Whom It May Concern:

On behalf of Financial Investors Trust (the “Trust”), attached hereto for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “1934 Act”) are the preliminary proxy statement, form of proxy and other soliciting materials (the “Proxy Materials”) relating to a special meeting of certain shareholders of the Trust to be held on September 14, 2018. The Trust estimates that copies of the definitive Proxy Materials will be released to those shareholders of the Trust on or around August 6, 2018.

The SEC Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, Counsel for the Trust, at (303) 892-7381.

Sincerely,

/s/ Karen S. Gilomen

Karen S. Gilomen

Secretary

Enclosures

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP